BMO TCH Intermediate Income Fund
BMO TCH Intermediate Income Fund
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 130 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 131 of this Prospectus and “How to Buy Shares” beginning on page B-47 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO TCH Intermediate Income Fund		Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%
Redemption Fee		none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO TCH Intermediate Income Fund		Class I	Class A
Management Fees	[1],[2]	0.24%	0.24%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.58%	0.83%
Fee Waiver and Expense Reimbursement	[4]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	0.56%	0.81%
[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	The management fee disclosed is a blended fee based on the Fund's total assets as of August 31, 2015. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund's first $100,000,000 of average daily net assets and 0.20% on assets in excess of $100,000,000.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[4]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class I and 0.80% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO TCH Intermediate Income Fund - USD ($)	Class I	Class A
1 Year	$ 57	$ 430
3 Years	184	604
5 Years	322	792
10 Years	$ 724	$ 1,338

Expense Example, No Redemption - BMO TCH Intermediate Income Fund - USD ($)	Class I	Class A
1 Year	$ 57	$ 430
3 Years	184	604
5 Years	322	792
10 Years	$ 724	$ 1,338

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, and mortgage-backed securities with a minimum rating in the lowest investment grade category (i.e., rated BBB by Standard & Poor's or Baa by Moody's Investors Service, or higher, or unrated and considered by the Fund's sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, to be comparable in quality) at the time of purchase and repurchase agreements and U.S. government securities. TCH changes the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of two to eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund's yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or "called"), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae and Freddie Mac). As a result, there is risk that these entities will default on a financial obligation.

Income Risks. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Management Risks. TCH's judgments about the attractiveness, value, and potential appreciation of the Fund's investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund's managers will produce the desired results.

Portfolio Turnover Risks. A high portfolio rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. Therefore, you may have higher tax liability. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class I—Annual Total Returns (calendar years 2008-2014)
[1]	The bar chart previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund's Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares. The annual total returns for Class Y shares for 2005, 2006, and 2007 were 2.01%, 4.09%, and 4.61%, respectively.

The return for the Class I shares of the Fund from January 1, 2015 through September 30, 2015 was (0.53)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.59%
Worst quarter	12/31/2008	(7.71)%

Average Annual Total Returns through 12/31/14
Average Annual Total Returns - BMO TCH Intermediate Income Fund		1 Year	5 Year	Since Inception	Inception Date
Class I	[1],[2],[3]	3.68%	4.58%	4.90%	May 31, 2007
Class I | Return After Taxes on Distributions	[1],[3]	2.71%	3.81%	3.77%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1],[3]	2.08%	3.24%	3.35%
BIGCBI (reflects no deduction for fees, expenses or taxes)	[1]	3.12%	3.54%	5.42%
LSIDF (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	2.14%	3.35%	3.88%
[1]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.
[2]	The 10-Year average annual total return before taxes based on the combination of the performance of Class I shares and the performance of Class Y shares for the period prior to the inception of Class I, not adjusted for difference in expenses of the classes, is 4.46%.
[3]	The table previously reflected the performance of the Class Y shares. On May 19, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Barclays U.S. Intermediate Government/Credit Bond Index (BIGCBI) is an index comprised of government and corporate bonds rated BBB by Standard & Poor’s or higher with maturities between one and ten years.

The Lipper Short-Intermediate Investment-Grade Debt Funds Index (LSIDF) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.